General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2022
General and Administrative Expenses
Schedule of general and administrative expenses

	For the year ended December 31,
	2020	2021	2022
Employee costs	24,051	16,079	18,343
Share-based compensation (Note 22)	5,486	3,032	760
Amortization of long-term employee benefits	—	684	2,332
Other expenses	17,712	23,518	13,572
Total	47,249	43,313	35,007